Deferred grants	12 Months Ended
Dec. 31, 2025
Deferred Grant [Abstract]
Deferred grants
28.
Deferred grants

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
At January 1	459,958	494,847	71,481
Received during the year	182,232	182,746	26,398
Grant disbursed to partner of joint project	(25,450)	(35,183)	(5,082)
Released to consolidated statement of profit or loss	(121,893)	(64,130)	(9,264)
At December 31	494,847	578,280	83,533

Non-current	494,847	578,280	83,533
	494,847	578,280	83,533